Distribution Date:	08/11/23	GS Mortgage Securities Corporation II
Determination Date:	08/07/23
Next Distribution Date:	09/12/23
Record Date:	07/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Additional Information	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15
			Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21	Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	22		Karlene Benvenuto		karlene.benvenuto@db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
		Controlling Class	Tomar Securities LLC
Historical Bond / Collateral Loss Reconciliation Detail	24	Representative
Interest Shortfall Detail - Collateral Level	25		-
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

PEZ	36198FAR3	0.000000%	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-1	36198FAA0	1.217000%	81,916,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36198FAB8	2.995000%	77,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36198FAC6	3.526000%	36,331,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36198FAD4	3.955000%	165,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36198FAE2	4.243000%	406,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36198FAF9	3.817000%	102,192,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36198FAM4	4.507000%	99,413,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.00%
B	36198FAP7	4.882357%	80,773,000.00	57,157,965.25	57,157,965.25	232,554.66	0.00	0.00	57,390,519.91	0.00	0.00%	15.50%
C	36198FAT9	4.882357%	46,600,000.00	46,600,000.00	40,312,379.11	189,598.20	0.00	0.00	40,501,977.31	6,287,620.89	95.67%	11.75%
D	36198FAV4	4.882357%	51,260,000.00	51,260,000.00	0.00	208,558.02	0.00	0.00	208,558.02	51,260,000.00	60.38%	7.63%
E	36198FAX0	4.882357%	10,873,000.00	10,873,000.00	0.00	44,238.22	0.00	0.00	44,238.22	10,873,000.00	52.89%	6.75%
F	36198FAZ5	4.882357%	21,747,000.00	21,747,000.00	0.00	153,120.04	0.00	0.00	153,120.04	21,747,000.00	37.92%	5.00%
G	36198FBB7	4.250000%	24,853,000.00	24,853,000.00	0.00	0.00	0.00	0.00	0.00	24,853,000.00	20.81%	3.00%
H*	36198FBD3	4.250000%	37,280,619.00	30,228,061.68	0.00	0.00	0.00	533.40	0.00	30,227,528.28	0.00%	0.00%
R	36198FBF8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Q	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,242,664,720.03	242,719,026.93	97,470,344.36	828,069.14	0.00	533.40	98,298,413.50	145,248,149.17

X-A	36198FAG7	4.882357%	969,278,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	36198FAK8	0.632357%	62,133,619.00	55,081,061.68	0.00	29,025.75	0.00	0.00	29,025.75	55,080,528.28
Notional SubTotal			1,031,411,619.00	55,081,061.68	0.00	29,025.75	0.00	0.00	29,025.75	55,080,528.28

Deal Distribution Total					97,470,344.36	857,094.89	0.00	533.40	98,327,439.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36198FAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-1	36198FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36198FAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36198FAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36198FAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36198FAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36198FAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36198FAM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36198FAP7	707.63702289	707.63702289	2.87911381	0.00000000	0.00000000	0.00000000	0.00000000	710.51613670	0.00000000
C	36198FAT9	1,000.00000000	865.07251309	4.06863090	0.00000000	0.00000000	0.00000000	0.00000000	869.14114399	134.92748691
D	36198FAV4	1,000.00000000	0.00000000	4.06863090	0.00000000	0.00000000	0.00000000	0.00000000	4.06863090	1,000.00000000
E	36198FAX0	1,000.00000000	0.00000000	4.06863055	0.00000000	0.00000000	0.00000000	0.00000000	4.06863055	1,000.00000000
F	36198FAZ5	1,000.00000000	0.00000000	7.04097301	(2.97234193)	0.82570469	0.00000000	0.00000000	7.04097301	1,000.00000000
G	36198FBB7	1,000.00000000	0.00000000	0.00000000	3.54166660	7.09587655	0.00000000	0.00000000	0.00000000	1,000.00000000
H	36198FBD3	810.82510138	0.00000000	0.00000000	2.87167228	61.11688274	0.00000000	0.01430770	0.00000000	810.81079367
R	36198FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Q	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36198FAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	36198FAK8	886.49369804	0.00000000	0.46715048	0.00000000	0.00000000	0.00000000	0.00000000	0.46715048	886.48511332

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
PEZ	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/23 - 07/30/23	30	0.00	29,025.75	0.00	29,025.75	0.00	0.00	0.00	29,025.75	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	07/01/23 - 07/30/23	30	0.00	232,554.66	0.00	232,554.66	0.00	0.00	0.00	232,554.66	0.00
C	07/01/23 - 07/30/23	30	0.00	189,598.20	0.00	189,598.20	0.00	0.00	0.00	189,598.20	0.00
D	07/01/23 - 07/30/23	30	0.00	208,558.02	0.00	208,558.02	0.00	0.00	0.00	208,558.02	0.00
E	07/01/23 - 07/30/23	30	0.00	44,238.22	0.00	44,238.22	0.00	0.00	0.00	44,238.22	0.00
F	07/01/23 - 07/30/23	30	82,261.43	88,480.52	0.00	88,480.52	(64,639.52)	0.00	0.00	153,120.04	17,956.60
G	07/01/23 - 07/30/23	30	88,021.04	88,021.04	0.00	88,021.04	88,021.04	0.00	0.00	0.00	176,353.82
H	07/01/23 - 07/30/23	30	2,163,754.21	107,057.72	0.00	107,057.72	107,057.72	0.00	0.00	0.00	2,278,475.22
Totals			2,334,036.68	987,534.13	0.00	987,534.13	130,439.24	0.00	0.00	857,094.89	2,472,785.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
AS_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C_PEZ	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information

Total Available Distribution Amount (1)	98,327,439.25
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	3
Aggregate Unpaid Principal Balance	45,359,854.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	993,123.27	Master Servicing Fee	4,638.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	535.06
Interest Adjustments	(93.76)	Trustee Fee	50.16
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	104.50
ARD Interest	0.00	Operating Advisor Fee	261.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	993,029.51	Total Fees	5,589.15

Principal		Expenses/Reimbursements
Scheduled Principal	97,218,801.76	Reimbursement for Interest on Advances	82.56
Unscheduled Principal Collections		ASER Amount	7,262.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(533.40)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	252,076.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	112,500.00
Total Principal Collected	97,470,344.36	Total Expenses/Reimbursements	130,345.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	857,094.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	97,470,344.36
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	98,327,439.25
Total Funds Collected	98,463,373.87	Total Funds Distributed	98,463,373.88

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	242,719,026.93	242,719,026.93	Beginning Certificate Balance	242,719,026.93
(-) Scheduled Principal Collections	97,218,801.76	97,218,801.76	(-) Principal Distributions	97,470,344.36
(-) Unscheduled Principal Collections	252,076.00	252,076.00	(-) Realized Losses	533.40
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	533.40
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	533.40	533.40	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	145,248,149.17	145,248,149.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	242,906,578.06	242,906,578.06	Ending Certificate Balance	145,248,149.17
Ending Actual Collateral Balance	145,692,436.90	145,692,436.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	2	37,579,997.55	25.87%	(2)	4.3270	0.818826
3,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	1	46,987,847.27	32.35%	0	4.6600	1.350000
5,000,001 to 10,000,000	2	17,527,399.18	12.07%	0	5.0206	1.525443	1.41-1.50	2	39,636,198.45	27.29%	(29)	3.3978	1.456096
10,000,001 to 15,000,000	1	13,264,248.71	9.13%	0	5.3580	4.397400	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,510,679.72	12.06%	(2)	4.3270	0.708600	1.61-1.70	1	7,779,857.19	5.36%	(1)	4.4500	1.623100
20,000,001 to 30,000,000	2	49,957,974.29	34.39%	(24)	3.3656	1.240402	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	46,987,847.27	32.35%	0	4.6600	1.350000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 or greater	1	13,264,248.71	9.13%	0	5.3580	4.397400
Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Hawaii	1	13,264,248.71	9.13%	0	5.3580	4.397400
							Mixed Use	1	13,264,248.71	9.13%	0	5.3580	4.397400
Illinois	2	27,849,175.02	19.17%	(2)	4.3614	1.112813
							Office	3	46,987,847.27	32.35%	0	4.6600	1.350000
Indiana	4	9,747,541.99	6.71%	0	5.4760	1.447500
							Retail	8	84,996,053.19	58.52%	(14)	3.9049	1.189621
Kentucky	1	29,888,656.46	20.58%	(38)	2.7200	1.458900
							Totals	12	145,248,149.17	100.00%	(8)	4.2819	1.534442
New York	1	17,510,679.72	12.06%	(2)	4.3270	0.708600

Pennsylvania	3	46,987,847.27	32.35%	0	4.6600	1.350000

Totals	12	145,248,149.17	100.00%	(8)	4.2819	1.534442

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	29,888,656.46	20.58%	(38)	2.7200	1.458900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	45,359,854.74	31.23%	(2)	4.3481	0.956771	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	46,987,847.27	32.35%	0	4.6600	1.350000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
	5.251% to 5.500%	2	23,011,790.70	15.84%	0	5.4080	3.147855
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	145,248,149.17	100.00%	(8)	4.2819	1.534442	300 months or less	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	5	127,720,749.99	87.93%	(9)	4.1805	1.535677
	13 to 24 months	2	17,527,399.18	12.07%	0	5.0206	1.525443
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	145,248,149.17	100.00%	(8)	4.2819	1.534442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
4	623100025	OF	Cranberry Township	PA	Actual/360	4.660%	188,943.31	97,567.85	0.00	N/A	08/06/23	--	47,085,415.12	46,987,847.27	07/06/23
6	300640002	RT	Louisville	KY	Actual/360	2.720%	70,596.29	252,076.00	0.00	N/A	06/06/20	06/06/25	30,140,732.46	29,888,656.46	08/06/23
7	406100129	LO	East Elmhurst	NY	Actual/360	5.892%	156,842.39	30,913,025.51	0.00	N/A	08/06/23	--	30,913,025.51	0.00	08/06/23
9	406100119	RT	Peoria	IL	Actual/360	4.327%	74,963.82	49,647.17	0.00	N/A	06/06/23	--	20,118,965.00	20,069,317.83	06/06/23
14	406100118	RT	Victor	NY	Actual/360	4.327%	65,406.68	43,317.65	0.00	N/A	06/06/23	--	17,553,997.37	17,510,679.72	06/06/23
15	300760015	LO	Valdosta	GA	Actual/360	5.392%	76,299.82	16,432,908.64	0.00	N/A	08/06/23	--	16,432,908.64	0.00	08/06/23
16	406100145	MU	Honolulu	HI	Actual/360	5.358%	61,454.10	55,283.77	0.00	N/A	08/06/23	--	13,319,532.48	13,264,248.71	07/06/23
23	300760023	MF	Kent	OH	Actual/360	5.045%	53,177.13	12,240,651.29	0.00	N/A	08/06/23	--	12,240,651.29	0.00	08/06/23
25	300760025	RT	Woburn	MA	Actual/360	5.217%	52,861.42	11,766,811.30	0.00	N/A	08/06/23	--	11,766,811.30	0.00	08/06/23
26	300760026	RT	Various	IN	Actual/360	5.476%	46,116.82	32,410.24	0.00	N/A	08/06/23	--	9,779,952.23	9,747,541.99	07/06/23
31	695100176	OF	Various	Various	Actual/360	5.265%	39,709.97	8,758,746.91	0.00	N/A	08/06/23	--	8,758,746.91	0.00	08/06/23
33	625100021	RT	Fairview Heights	IL	Actual/360	4.450%	29,899.12	22,739.49	0.00	N/A	07/01/23	--	7,802,596.68	7,779,857.19	05/01/23
57	695100173	RT	Belfair	WA	Actual/360	5.210%	17,804.53	3,968,566.76	0.00	N/A	08/06/23	--	3,968,566.76	0.00	08/06/23
60	300760060	LO	Austin	TX	Actual/360	5.258%	16,353.52	3,611,864.61	0.00	N/A	08/06/23	--	3,611,864.61	0.00	08/06/23
67	406100135	RT	Shawnee Mission	KS	Actual/360	5.704%	16,960.63	3,453,052.83	0.00	N/A	08/06/23	--	3,453,052.83	0.00	08/06/23
70	695100168	RT	Tulsa	OK	Actual/360	5.485%	15,015.78	3,179,157.62	0.00	N/A	08/06/23	--	3,179,157.62	0.00	08/06/23
74	304101058	RT	Hartford	WI	Actual/360	4.800%	10,624.18	2,593,050.12	0.00	N/A	07/06/23	--	2,593,050.12	0.00	08/06/23
Totals							993,029.51	97,470,877.76	0.00				242,719,026.93	145,248,149.17

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	5,146,378.66	0.00	--	--	--	0.00	0.00	286,105.70	286,105.70	0.00	0.00
6	15,391,530.63	3,558,146.14	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,970,069.00	4,660,527.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	963,922.58	395,829.56	01/01/23	03/31/23	--	0.00	0.00	124,358.92	248,880.64	0.00	0.00
14	1,141,474.36	284,122.43	01/01/23	03/31/23	--	0.00	0.00	108,504.39	217,150.84	0.00	0.00
15	4,420,866.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,033,092.12	1,619,391.79	01/01/23	03/31/23	--	0.00	0.00	116,623.17	116,623.17	0.00	0.00
23	988,087.92	332,202.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,397,115.80	353,632.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,455,602.00	1,484,040.88	07/01/21	06/30/22	--	0.00	0.00	78,148.08	78,148.08	0.00	0.00
31	1,129,425.79	277,431.41	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,002,471.00	512,651.00	01/01/22	06/30/22	03/06/23	1,938,933.83	103,256.74	44,673.23	158,264.17	0.00	0.00
57	600,652.70	150,163.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1,129,586.93	1,096,861.18	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	471,398.04	96,781.98	07/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	265,124.32	78,913.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	46,506,797.85	14,900,695.38				1,938,933.83	103,256.74	758,413.49	1,105,172.60	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	300640002	252,076.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		252,076.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/11/23	0	0.00	0	0.00	0	0.00	0	0.00	1	7,779,857.19	0	0.00	1	252,076.00	0	0.00	4.281892%	4.255805%	(8)
07/12/23	0	0.00	0	0.00	0	0.00	0	0.00	1	7,802,596.68	0	0.00	1	136,661.92	2	78,697,204.80	4.751603%	4.724281%	(4)
06/12/23	0	0.00	0	0.00	0	0.00	0	0.00	1	7,826,213.08	0	0.00	2	980,700.59	5	46,451,835.27	4.573564%	4.545628%	(1)
05/12/23	0	0.00	0	0.00	0	0.00	0	0.00	1	8,475,678.12	0	0.00	0	0.00	12	67,261,062.40	4.589603%	4.559892%	0
04/13/23	1	8,496,807.73	0	0.00	0	0.00	0	0.00	1	8,496,807.73	0	0.00	1	220,379.49	7	68,201,158.00	4.691921%	4.661867%	2
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	1	8,516,810.40	0	0.00	1	1,656,690.97	5	44,038,235.63	4.719661%	4.689643%	3
02/10/23	0	0.00	0	0.00	1	8,539,891.50	0	0.00	1	8,539,891.50	0	0.00	0	0.00	0	0.00	4.743349%	4.713608%	4
01/12/23	0	0.00	0	0.00	1	8,559,729.70	0	0.00	0	0.00	0	0.00	1	1,981,276.31	0	0.00	4.743936%	4.714192%	5
12/12/22	0	0.00	1	8,579,492.17	1	19,707,094.44	0	0.00	0	0.00	1	19,707,094.44	0	0.00	0	0.00	4.746785%	4.717063%	6
11/14/22	0	0.00	0	0.00	2	28,346,827.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747381%	4.717656%	7
10/13/22	0	0.00	0	0.00	2	28,402,563.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.747937%	4.718209%	8
09/12/22	0	0.00	1	8,640,443.04	1	19,821,848.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.748523%	4.718792%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	623100025	07/06/23	0	5	286,105.70	286,105.70	0.00	47,085,415.12
9	406100119	06/06/23	1	5	124,358.92	248,880.64	0.00	20,170,843.29	07/13/23	13
14	406100118	06/06/23	1	5	108,504.39	217,150.84	0.00	17,599,261.70	07/17/23	13
16	406100145	07/06/23	0	5	116,623.17	116,623.17	0.00	13,319,532.48
26	300760026	07/06/23	0	5	78,148.08	78,148.08	0.00	9,779,952.23
33	625100021	05/01/23	2	5	44,673.23	158,264.17	11,989.80	7,848,775.62	06/11/20	7			01/23/23
Totals					758,413.49	1,105,172.60	11,989.80	115,803,780.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		115,359,493	0	107,579,636		7,779,857
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		29,888,656	29,888,656	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	145,248,149	99,888,294	37,579,998	0	0	7,779,857
Jul-23	242,719,027	194,650,418	40,266,012	0	0	7,802,597
Jun-23	638,777,874	593,181,556	0	37,770,105	0	7,826,213
May-23	705,143,166	696,667,487	0	0	0	8,475,678
Apr-23	800,268,185	791,771,378	0	0	0	8,496,808
Mar-23	880,172,207	871,655,396	0	0	0	8,516,810
Feb-23	927,741,402	919,201,510	0	0	0	8,539,892
Jan-23	929,297,276	920,737,546	0	0	8,559,730	0
Dec-22	932,833,104	904,546,517	0	8,579,492	19,707,094	0
Nov-22	934,461,373	906,114,545	0	0	28,346,828	0
Oct-22	935,986,467	907,583,903	0	0	28,402,564	0
Sep-22	937,601,272	909,138,981	0	8,640,443	19,821,848	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	406100119	20,069,317.83	20,170,843.29	35,200,000.00	04/25/13	342,087.06	0.91500	03/31/23	06/06/23	237
14	406100118	17,510,679.72	17,599,261.70	29,000,000.00	04/24/13	231,135.93	0.70860	03/31/23	06/06/23	237
33	625100021	7,779,857.19	7,848,775.62	7,380,000.00	11/30/22	512,651.00	1.62310	06/30/22	07/01/23	238
Totals		45,359,854.74	45,618,880.61	71,580,000.00		1,085,873.99

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	406100119	RT	IL	07/13/23	13

The Loan transferred to the Special Servicer (SS) on 7/14/2023, as the Loan was not paid in full at Loan Maturity (6/6/23). The collateral consists of a 273K SF community shopping center built in 1991 known as Willow Knolls Court located in

Peoria,IL (ap prox. 150 miles SW of Chicago CBD). Top tenants include Kohl's (33% NRA - 1/31/27 LXP), Willow Knolls 14 Theatres (14.5% NRA - 1/31/25 LXP), and Ollie's Bargain Outlet (13.2% NRA- 6/30/27 LXP). As of YE'22, the NOI/DSCR

at the Property was $964K/0.64x. Pe r the April 2023 rent roll, the Property is 84% occupied. A Notice of Default was sent pursuant to the Maturity Default. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve th e highest net present value recovery.
14	406100118	RT	NY	07/17/23	13

The Loan transferred to the Special Servicer (SS) on 7/17/2023 as the Loan was not paid in full at Maturity (6/6/23). The collateral consists of a 265K SF community shopping center built in 1994 known as Cobblestone Court that is located in

Victor, NY (ap prox. 12 miles SE of Rochester). The Property's top 3 tenants include Hobby Lobby (22% NRA - 4/30/31 LXP), TJ Maxx (9.7% NRA - 8/31/27 LXP), and Orvilles Home Appliances (6.1% NRA- 9/30/31 LXP). As of YE'22, the

NOI/DSCR at the Property was $1.14M/0.87x. Per the April 2023 rent roll, the Property is 56% occupied. A Notice of Default was sent to Borrower in connection with the Maturity Default. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed app ropriate to achieve the highest net present value recovery.
33	625100021	RT	IL	06/11/20	7

REO Title Date: 1/23/23. Property Description: The property is an existing community shopping center property containing 210,500 square feet of gross leasable area anchored by a Burlington Coat Factory and Best Buy. The improvements were constructedin 198 7. Deferred Maintenance: Property is in average condition. Landscaping upgrades and roof repairs have recently taken place. Leasing Summary: The property is available for lease however no new leases or renewals have been entered into as of the title dat e. The property is 79% occupied. Marketing Summary: The property is not currently listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	300760003	75,479,770.77	4.24850%	75,479,770.77	4.24850%	8	11/30/21	01/06/21	01/06/22
6	300640002	0.00	2.72000%	0.00	2.72000%	9	03/31/22	04/06/22	08/08/22
7	406100129	33,067,437.80	5.89200%	33,067,437.80	5.89200%	10	08/06/20	06/06/20	09/08/20
11	406100136	0.00	5.80900%	0.00	5.80900%	8	11/08/22	11/09/22	12/06/22
27	406100133	8,940,370.72	6.18900%	8,940,370.72	6.18900%	10	07/09/20	06/06/20	08/06/20
Totals		117,487,579.29		117,487,579.29
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	300760003	07/12/23	75,479,770.77	73,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	695100162	04/12/22	12,111,061.98	3,900,000.00	7,049,042.35	2,056,762.17	6,797,895.13	4,741,132.96	7,369,929.02	(533.40)	358,546.97	7,011,382.05	41.24%
50	406100091	04/12/22	12,111,061.98	3,900,000.00	6,408,558.40	304,614.80	6,408,558.40	6,103,943.60	63,989.26	0.00	63,989.26	0.00	0.00%
68	625100028	10/15/18	3,727,414.08	13,800,000.00	3,821,073.39	134,874.60	3,821,073.39	3,686,198.79	41,215.29	0.00	(493.74)	41,709.03	1.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			103,429,308.81	95,200,000.00	17,278,674.14	2,496,251.57	17,027,526.92	14,531,275.35	7,475,133.57	(533.40)	422,042.49	7,053,091.08

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	300760003	07/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	695100162	08/11/23	0.00	0.00	7,011,382.05	0.00	0.00	533.40	0.00	0.00	7,011,382.05
		05/12/23	0.00	0.00	7,010,848.65	0.00	0.00	72.33	0.00	0.00
		04/13/23	0.00	0.00	7,010,776.32	0.00	0.00	(96,127.15)	0.00	0.00
		12/12/22	0.00	0.00	7,106,903.47	0.00	0.00	6,393.41	0.00	0.00
		10/13/22	0.00	0.00	7,100,510.06	0.00	0.00	1,152.82	0.00	0.00
		09/12/22	0.00	0.00	7,099,357.24	0.00	0.00	129,323.02	0.00	0.00
		08/12/22	0.00	0.00	6,970,034.22	0.00	0.00	(117,656.58)	0.00	0.00
		05/12/22	0.00	0.00	7,087,690.80	0.00	0.00	(282,238.22)	0.00	0.00
		04/12/22	0.00	0.00	7,369,929.02	0.00	0.00	7,369,929.02	0.00	0.00
50	406100091	08/11/23	0.00	0.00	0.00	0.00	0.00	(63,989.26)	0.00	0.00	0.00
		04/12/22	0.00	0.00	63,989.26	0.00	0.00	63,989.26	0.00	0.00
68	625100028	03/12/19	0.00	0.00	41,709.03	0.00	0.00	493.74	0.00	0.00	41,709.03
		10/15/18	0.00	0.00	41,215.29	0.00	0.00	41,215.29	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	533.40	0.00	0.00	533.40
Cumulative Totals			0.00	0.00	7,053,091.08	0.00	0.00	7,053,091.08	0.00	0.00	7,053,091.08

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	112,500.00	0.00
9	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	7,262.92	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	82.56	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	7,262.92	0.00	0.00	82.56	0.00	112,500.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		130,345.48

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26